Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	[1]	$ 237,416	$ 214,305
Residential mortgages		287,033	280,672
Debt securities measured at FVOCI		88,905	76,693
FVO securities purchased under resale agreements		86,695	83,721
Derivative instruments		38,352	36,435
Obligations related to securities sold short		(24,244)	(21,642)
Obligations related to securities sold under repurchase agreements		(130,042)	(110,153)
Derivative instruments		(41,411)	(40,654)
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		53,082	45,254
Business and government		560	221
Residential mortgages		3	3
Loans measured at FVTPL		563	224
Debt securities measured at FVOCI		87,885	76,021
FVO securities purchased under resale agreements		17,651	24,977
Derivative instruments		38,352	36,435
Total financial assets		275,004	244,735
Deposits and other liabilities		(44,264)	(39,706)
Obligations related to securities sold short		(24,244)	(21,642)
Obligations related to securities sold under repurchase agreements		(8,135)	(9,746)
Derivative instruments		(41,411)	(40,654)
Total financial liabilities		(118,054)	(111,748)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		40,857	36,586
Debt securities measured at FVOCI		73,123	62,811
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		76,797	61,460
Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		4,640	4,385
Debt securities measured at FVOCI		10,106	9,083
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		7,585	4,283
Debt securities measured at FVOCI		4,656	4,127
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		6,108	6,771
Derivative instruments		(7,273)	(9,266)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		16,845	15,525
Derivative instruments		(14,995)	(16,069)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		77	46
Derivative instruments		(86)	(55)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		11,541	10,984
Derivative instruments		(14,454)	(11,117)
Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3,781	3,109
Derivative instruments		(4,603)	(4,147)
Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		674	364
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		6,222	4,258
Debt securities measured at FVOCI		9,206	2,760
Derivative instruments		5,818	5,855
Total financial assets		95,932	72,777
Obligations related to securities sold short		(6,150)	(9,199)
Derivative instruments		(5,263)	(4,753)
Total financial liabilities		(11,413)	(13,952)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		6,222	4,258
Debt securities measured at FVOCI		9,206	2,760
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		74,686	59,904
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2	2
Derivative instruments		(3)	(2)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		5,761	5,821
Derivative instruments		(5,212)	(4,712)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		55	32
Derivative instruments		(48)	(39)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		46,365	40,926
Business and government		485	116
Residential mortgages		3	3
Loans measured at FVTPL		488	119
Debt securities measured at FVOCI		78,679	73,261
FVO securities purchased under resale agreements		17,651	24,977
Derivative instruments		32,368	30,479
Total financial assets		177,273	171,042
Deposits and other liabilities		(43,788)	(39,290)
Obligations related to securities sold short		(18,094)	(12,443)
Obligations related to securities sold under repurchase agreements		(8,135)	(9,746)
Derivative instruments		(35,005)	(34,818)
Total financial liabilities		(105,022)	(96,297)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		34,635	32,328
Debt securities measured at FVOCI		63,917	60,051
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		1,048	916
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		4,537	4,385
Debt securities measured at FVOCI		10,106	9,083
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		7,193	4,213
Debt securities measured at FVOCI		4,656	4,127
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		6,027	6,718
Derivative instruments		(6,215)	(8,236)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		16,845	15,525
Derivative instruments		(14,977)	(16,065)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		41	2
Derivative instruments		(45)	(5)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		5,729	5,157
Derivative instruments		(9,213)	(6,404)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3,726	3,077
Derivative instruments		(4,555)	(4,108)
Level 2 of fair value hierarchy [member] | Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		674	364
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets		1,799	916	$ 953
Total financial liabilities		(1,619)	(1,499)	$ (2,116)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		495	70
Business and government		75	105
Loans measured at FVTPL		75	105
Derivative instruments		166	101
Total financial assets		1,799	916
Deposits and other liabilities		(476)	(416)
Derivative instruments		(1,143)	(1,083)
Total financial liabilities		(1,619)	(1,499)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		1,063	640
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		103
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		392	70
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		79	51
Derivative instruments		(1,055)	(1,028)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		(18)	(4)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		36	44
Derivative instruments		(41)	(50)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		51	6
Derivative instruments		$ (29)	$ (1)

[1]	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.